Consolidated Statement of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 45,349	$ 34,701	$ 29,713
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	3,510	1,216	1,313
Income from discontinued operations, before income taxes	4,091	5,776	5,241
Income tax expense	1,874	1,528	1,789
Income from discontinued operations	2,217	4,248	3,452
Less: Noncontrolling interest in subsidiaries earnings from discontinued operations	190	195	213
Net (loss) income from discontinued operations	$ 2,027	$ 4,053	$ 3,239
Net income from continuing operations attributable to common shareowners	$ 4.11	$ 1.52	$ 1.66
Net (loss) income from discontinued operations	2.37	5.06	4.10
Net income from continuing operations attributable to common shareowners	4.06	1.50	1.64
Net (loss) income from discontinued operations	$ 2.35	$ 5.00	$ 4.06
Costs and Expenses:
Research and development	$ 2,452	$ 1,878	$ 1,876
Selling, general and administrative	3,711	2,864	2,387
Total costs and expenses	40,761	32,207	27,251
Other Income	326	383	527
Operating profit	4,914	2,877	2,989
Non-service pension cost (benefit)	(829)	(659)	(455)
Interest Expense, net	1,591	1,032	922
Income from continuing operations before income taxes	4,152	2,504	2,522
Income tax expense	421	1,098	1,054
Net income from continuing operations	3,731	1,406	1,468
Less: Noncontrolling interest in subsidiaries' earnings from continuing operations	221	190	155
Income from continuing operations attributable to common shareowners	3,510	1,216	1,313
Net Income - Retained Earnings	$ 5,537	$ 5,269	$ 4,552
Earnings Per Share of Common Stock - Basic:
Net income from continuing operations attributable to common shareowners	$ 4.11	$ 1.52	$ 1.66
Net income attributable to common shareowners	6.48	6.58	5.76
Earnings Per Share of Common Stock - Diluted:
Net income from continuing operations attributable to common shareowners	4.06	1.50	1.64
Net income attributable to common shareowners	$ 6.41	$ 6.50	$ 5.70
Weighted average number of shares outstanding:
Basic shares	854,800,000	800,400,000	790,000,000.0
Diluted shares	863,900,000	810,100,000	799,100,000
Product [Member]
Revenues	$ 32,998	$ 24,141	$ 21,119
Cost of Goods and Services Sold	26,910	21,083	16,385
Costs and Expenses:
Cost of Goods and Services Sold	26,910	21,083	16,385
Service [Member]
Revenues	12,351	10,560	8,594
Cost of Goods and Services Sold	7,688	6,382	6,603
Costs and Expenses:
Cost of Goods and Services Sold	$ 7,688	$ 6,382	$ 6,603